Long Duration Contracts - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Certain Long Duration Contracts Textual [Abstract]
Guaranteed return of deposits period one	5 years
Guaranteed return of deposits period two	7 years
Guaranteed return of deposits period three	10 years
Net separate account value	$ 97,056	$ 105,607
Amortization of deferred policy acquisition costs	423	392	$ 433
General account value for annuity contracts	14,800	9,800
Reserve balances on guarantees	$ 1,100	$ 915
Policyholder dividends, rate on policy earnings	2.00%	3.00%	3.00%
Participating policies as percentage of number of life insurance policies in force	30.00%	31.00%	33.00%
Universal Life [Member]
Certain Long Duration Contracts Textual [Abstract]
Net general account value	$ 4,290	$ 3,637
GMDB [Member]
Certain Long Duration Contracts Textual [Abstract]
Net general account value	2,453	2,606
Paid claims for variable annuity contracts with guarantees	20	14
General account value for annuity contracts	440	351
Reserve balances on guarantees	223	164
GLWB [Member]
Certain Long Duration Contracts Textual [Abstract]
Net general account value	63	84
Increase to benefits and claim	8	32	$ 62
Amortization of deferred policy acquisition costs	6	10	21
General account value for annuity contracts	4,700	3,700
General account distribution for annuity contracts	54	31
Reserve balances on guarantees	554	300
GLWB [Member] | Universal Life [Member]
Certain Long Duration Contracts Textual [Abstract]
Increase to benefits and claim	35	42	21
Amortization of deferred policy acquisition costs	15	22	$ 9
GMAB [Member]
Certain Long Duration Contracts Textual [Abstract]
Net separate account value	203	291
GMIB [Member]
Certain Long Duration Contracts Textual [Abstract]
Net separate account value	283	355
Net general account value	$ 43	$ 46